Rental Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Rental Income, Net [Abstract]
Schedule of Rental Income	Rental income as of December 31, 2023, 2022 and 2021 consisted of the following:
	2023	2022	2021
Rental income	$411,962	388,058	$416,692
Rental expense	(216,615)	(289,342)	(300,499)
Total rental income, net	$195,347	98,716	$116,193